PROPERTY AND EQUIPMENT, NET - Other information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
Payables for purchase of property and equipment due beyond one year	¥ 37,126	¥ 31,152
Property and equipment, net
PROPERTY AND EQUIPMENT, NET
Net book value of an asset pledged as security for bank loans	¥ 512,566	¥ 579,524